Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	$ 65,462	$ 35,320	$ 83,060	$ 54,616
Series A and D Preferred shares dividend	2,014	1,933	4,070	3,899
Net earnings attributable to common shareholders of APUC from continuing operations – Basic and Diluted	$ 63,448	$ 33,387	$ 78,990	$ 50,717
Weighted average number of shares
Basic (in shares)	462,608,870	385,486,772	447,861,135	364,634,149
Effect of dilutive securities (in shares)	4,173,646	3,682,452	3,996,021	3,824,012
Diluted (in shares)	466,782,516	389,169,224	451,857,156	368,458,161
Net Income Loss Attributable To Common Stock Holders Basic And Diluted	$ 63,448	$ 33,387	$ 78,990	$ 50,717
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	1,046	1,003	2,114	2,024
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 968	$ 930	$ 1,956	$ 1,875